Financial risk management - Summary of other comprehensive income before Income Tax and Non-controlling Interest (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Credit exposure	S/ 2,105,246	S/ 3,042,574
Ten Percent Change In Equity Price [Member] | Equity investments [member]
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Percentage Of Change In Market Price	(10.00%)
Credit exposure	S/ 62,372	137,355
Twenty Five Percent Change In Equity Price [Member] | Equity investments [member]
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Percentage Of Change In Market Price	(25.00%)
Credit exposure	S/ 155,930	343,387
Thirty Percent Change In Equity Price [Member] | Equity investments [member]
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Percentage Of Change In Market Price	(30.00%)
Credit exposure	S/ 187,115	S/ 412,064